SUMMARY OF SIGSUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Retained earnings	$ (477)	$ (310)
Accumulated other comprehensive income (loss), net of taxes	$ 501	$ 523
Adjustment
Property, Plant and Equipment [Line Items]
Retained earnings			$ 1
Accumulated other comprehensive income (loss), net of taxes			$ 135